Lord Abbett                                                     Investment Trust

                                                          Core Series -- Class Y

                       ANNUAL REPORT FOR THE FISCAL YEAR ENDED NOVEMBER 30, 1998

                                    [LOGO](R)

A Note About Year 2000 Matters

As you probably know, the Trust depends on the proper functioning of computer systems for most, if not all, aspects of its operations. Many computer systems now in use cannot distinguish between the year 2000 (Y2K) and the year 1900, an inability that could disrupt the services provided to the Trust.

Lord Abbett, Lord Abbett Distributor LLC, the Trust's transfer agent, the Trust's custodian and other providers of services critical to the Trust all have advised the Trust that they have been actively working on changes to their computer systems to prepare for the Year 2000 and expect that their systems, and those of their external service providers, will be adapted in time. Although the Y2K issue is unprecedented and the process of Y2K preparedness evaluation and systems remediation is an ongoing one, we presently believe that there will be no material effect on the Trust and its financial statements.

Statement of Net Assets
INVESTMENT TRUST - CORE SERIES November 30, 1998

                                                                                                   Principal
                                                                                                     Amount
                     Investments                                                                 (in thousands)            Value
================================================================================================================================
Investments in Securities 122.02%
--------------------------------------------------------------------------------------------------------------------------------
Mortgage & Asset-    Capita Equipment Receivables Trust 1996-1 Class A4 6.28% due 6/15/2000          $   60       $       60,281
Backed Securities    Case Equipment Loan Trust 1995-B Class A3 6.15% due 9/15/2002                       26               26,100
67.62%               Case Equipment Loan Trust 1997-A Class A2 6% due 3/15/2004                           1                1,020
                     Champion Home Equity Loan Trust 1996-4 Class A1 5.3094% due 1/25/2009               36               36,276
                     Countrywide Finance Corp. 1994-5 Class A4 6.5% due 3/25/2009                        39               39,614
                     Equicon Loan Trust 1993-1 Class A 5.85% due 11/18/2012                              45               45,266
                     Federal Home Loan Mortgage Corporation Pass-Through Certificates:
                     6.5% due on an announced basis                                                     160              161,050
                     7% due on an announced basis                                                       405              412,973
                     Federal National Mortgage Association G94-1 Guaranteed Variable Rate REMIC
                       5.5437% due 1/25/2024                                                             53               53,921
                     Federal National Mortgage Association Pass-Through Certificates:
                     6% due 10/1/2028                                                                    41               40,142
                     6.5% due on an announced basis                                                     737              746,346
                     GE Capital Mortgage Services 1995-10 Class B1 7% due 10/25/2010                     86               86,594
                     Government National Mortgage Association 1996-6 Class F Guaranteed REMIC
                       5.81% due 5/16/2020                                                                2                1,773
                     Government National Mortgage Association Pass-Through Certificates:
                     7% due 10/15/2028                                                                   44               45,022
                     7.5% due 2026                                                                      311              320,935
                     8% due 4/15/2028                                                                    80               82,931
                     Green Tree Financial Corp. 1995-5 Class A3 6.25% due 9/15/2026                      79               79,511
                     Green Tree Financial Corp. 1995-8 Class A3 6.35% due 12/15/2026                     93               93,721
                     Green Tree Financial Corp. 1995-F Class A4 6.15% due 1/15/2021                      84               84,143
                     Harley Davidson Eaglemark Motorcycle Trust 1998-1 Class A1 5.81% due 5/15/2002      46               45,937
                     IMC Home Equity Loan Trust 1997-5 Class A4 6.53% due 6/20/2013                      80               80,250
                     IMC Home Equity Loan Trust 1998-3 Class A2 6.27% due 11/20/2013                     50               49,890
                     IMC Home Equity Loan Trust 1998-3 Class A3 6.16% due 5/20/2014                      60               59,812
                     Key Auto Finance Trust 1997-1 Class A1 5.85% due 3/15/2003                          33               33,256
                     Navistar Financial Owner Trust 1997-B Class A2 5.956% due 1/15/2000                 10               10,266
                     Newcourt Receivables Asset Trust 1996-2 Class A 6.87% due 6/20/2004                 15               14,848
                     Newcourt Receivables Asset Trust 1997-1 Class A2 6.04% due 6/20/2000                88               87,656
                     Olympic Auto Receivables Trust 1995-C Class A2 6.2% due 1/15/2002                   25               24,892
                     Premier Auto Trust 1996-4 Class A3 6.2% due 11/6/2000                               31               31,158
                     Prudential Home Mortgage Securities Co. 1994-15 Class A2 6% due 5/25/2024            8                7,522
                     Sears Credit Account Master Trust II 1996-1 Class A 6.2% due 2/16/2006             100              100,906
                     Toyota Auto Receivable Grantor Trust 1997-A Class A 6.45% due 4/15/2002             20               20,420
                     Union Acceptance Corp. 1997-A Class A1 6.13% due 7/10/2001                          20               19,983
                     Western Financial Grantor Trust 1994-3 Class A1 6.65% due 12/1/1999                 35               34,986

Statement of Net Assets
INVESTMENT TRUST - CORE SERIES November 30, 1998

                                                                                                   Principal
                                                                                                     Amount
                     Investments                                                                 (in thousands)            Value
================================================================================================================================
                     Western Financial Grantor Trust 1994-4 Class A1 7.1% due 1/1/2000               $  131       $      130,711
                     Western Financial Grantor Trust 1995-1 Class A1 8.05% due 4/1/2000                   4                3,829
                     -----------------------------------------------------------------------------------------------------------
                     Total Mortgage & Asset-Backed Securities (Cost $3,170,389)                                        3,173,941
------------------------------------------------------------------------------------------------------------------==============
Commercial           Federal National Mortgage Association Commercial Mortgage-Backed Securities:
Mortgage-Backed      6.58% due 11/1/2004                                                                 40               41,510
Securities           6.812% due 10/1/2007                                                               153              162,735
26.57%               6.907% due 6/1/2007                                                                148              158,122
                     7.033% due 6/1/2007                                                                 85               90,959
                     7.04% due 12/1/2006                                                                104              113,330
                     7.043% due 7/1/2006                                                                 49               51,883
                     7.06% due 11/1/2003                                                                 88               93,966
                     7.28% due 10/1/2006                                                                 88               96,288
                     7.31% due 7/1/2003                                                                  83               89,041
                     First Boston Mortgage Securities 1997-C2 Class A2 6.52% due 7/17/2007              130              134,103
                     First Union-Lehman Brothers Comm. Mortgage Trust 1997-C2 Class C 7.02%
                       due 9/18/2012                                                                     40               40,775
                     First Union-Lehman Brothers Comm. Mortgage Trust 1998-C2 Class C 6.73%
                       due 9/18/2012                                                                     30               31,312
                     General Motors Acceptance Corp. 1997-C2 Class A3 6.566% due 11/15/2007              90               92,840
                     Morgan Stanley 1998-WF2 Class B 6.63% due 6/15/2008                                 50               50,453
                     -----------------------------------------------------------------------------------------------------------
                     Total Commercial Mortgage-Backed Securities (Cost $1,222,978)                                     1,247,317
------------------------------------------------------------------------------------------------------------------==============
U.S. Treasury &      Federal National Mortgage Association Debenture 5.75% due 6/15/2005                105              108,789
Agency Issues        Federal National Mortgage Association Debenture 7.4% due 7/1/2004                  129              142,625
22.49%               U.S. Treasury Bonds Zero Coupon Strips due 8/15/2020                               901              276,072
                     U.S. Treasury Bonds 8.75% due 5/15/2017                                             31               43,477
                     U.S. Treasury Inflation Index Notes 3.625% due 7/15/2002                           135              137,594
                     U.S. Treasury Notes 6.25% due 4/30/2001                                            335              347,144
                     -----------------------------------------------------------------------------------------------------------
                     Total U.S. Treasury & Agency Issues (Cost $1,028,135)                                             1,055,701
------------------------------------------------------------------------------------------------------------------==============
Corporate Notes      Banc One Corp. Sub. Notes 8% due 4/29/2027                                          75               91,043
5.34%                Dayton Hudson Corp. 6.75% due 1/1/2028                                              45               47,003
                     Fleet Financial Group, Inc. 6.7% due 7/15/2028                                      67               69,010
                     Texas Utilities Electric Co. 7.17% due 8/1/2007                                     40               43,550
                     -----------------------------------------------------------------------------------------------------------
                     Total Corporate Notes (Cost $240,782)                                                               250,606
                     ---------------------------------------------------------------------------------------------==============
                     Total Investments in Securities (Cost $5,662,284)                                                 5,727,565
================================================================================================================================
Other Assets, Less Liabilities (22.02%)
================================================================================================================================
Short-Term           Baker Hughes Inc. Discount Notes 5.42% due 12/1/98                                 150              149,978
Investments          Capita Equipment Receivables Trust 1996-1 Class A3 6.11% due 7/15/99                57               57,506
                     Federal Home Loan Bank Discount Notes 5.22% due 12/1/98                            118              117,983
                     -----------------------------------------------------------------------------------------------------------
                     Total (Cost $325,396)                                                                               325,467
------------------------------------------------------------------------------------------------------------------==============
Cash                                                                                                                      10,673
------------------------------------------------------------------------------------------------------------------==============
Receivable for:      Securities Sold                                                                                   1,715,226
                     Interest                                                                                             32,434
                     Total Other Assets                                                                                2,083,800
------------------------------------------------------------------------------------------------------------------==============
Payable for:         Securities Purchased                                                                              3,111,623
                     Other                                                                                                 5,601
                     Total Liabilities                                                                                 3,117,224
------------------------------------------------------------------------------------------------------------------==============
                     Total Other Assets, Less Liabilities                                                             (1,033,424)
================================================================================================================================
Net Assets 100.00%   (equivalent to $10.97 a share on 427,854 shares of beneficial interest)                      $    4,694,141
================================================================================================================================

                       See Notes to Financial Statements.

Statement of Operations

                                                                       12/10/97
                                                                  (Commencement
                                                                 of Operations)
Investment Income                                                   to 11/30/98
===============================================================================
Income          Interest                                               $264,058
-------------------------------------------------------------------------------
Expenses        Management Fee                                           21,264
                ---------------------------------------------------------------
                Management Fee waived                                   (21,264)
                ---------------------------------------------------------------
                Shareholders Servicing                                    1,000
                ---------------------------------------------------------------
                Professional                                              9,500
                ---------------------------------------------------------------
                Other                                                     1,500
                ---------------------------------------------------------------
                Expenses assumed by Lord Abbett                         (12,000)
                ---------------------------------------------------------------
                Net expenses                                                  0
                ---------------------------------------------------------------
                Net Investment Income                                   264,058
                ---------------------------------------------------------------
Realized and Unrealized Gain on Investments
                ---------------------------------------------------------------
Realized gain from investment transactions
                ---------------------------------------------------------------
                Proceeds from sales                                  20,921,664
                ---------------------------------------------------------------
                Cost of investments sold                             20,841,818
                ---------------------------------------------------------------
                Net realized gain                                        79,846
-------------------------------------------------------------------------------
Unrealized appreciation of investments                                   65,352
-------------------------------------------------------------------------------
Net realized and unrealized gain on investments                         145,198
-------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                   $409,256
===============================================================================

See Notes to Financial Statements.

Statement of Changes in Net Assets

                                                                                  12/10/97
                                                                             (Commencement
                                                                            of Operations)
Increase in Net Assets                                                         to 11/30/98
==========================================================================================
Operations        Net investment income                                           $264,058
                  Net realized gain from investment transactions                    79,846
                  Net unrealized appreciation of investments                        65,352
                  ------------------------------------------------------------------------
                  Net increase in net assets resulting from operations             409,256
                  ------------------------------------------------------------------------
Capital share transactions:
------------------------------------------------------------------------------------------
                  Net proceeds from sale of 427,854 shares                       4,284,885
                  ------------------------------------------------------------------------
Increase in Net Assets                                                           4,694,141
==========================================================================================
Net Assets
==========================================================================================
                  Beginning of period                                                    0
                  ------------------------------------------------------------------------
                  End of period+                                                $4,694,141
==========================================================================================

See Notes to Financial Statements.

+ Including undistributed net investment income of $264,058 as of November 30, 1998.

Financial Highlights

                                                                         Class Y
                                                                        12/10/97
                                                                   (Commencement
                                                                  of Operations)
Per Share Operating Performance:                                     to 11/30/98
================================================================================
Net asset value, beginning of period                                      $10.00
--------------------------------------------------------------------------------
         Income from investment operations
         -----------------------------------------------------------------------
         Net investment income                                              0.62
         -----------------------------------------------------------------------
         Net realized and unrealized gain on investments                    0.35
         -----------------------------------------------------------------------
         Total from investment operations                                   0.97
         -----------------------------------------------------------------------
Net asset value, end of period                                            $10.97
--------------------------------------------------------------------------------
Total Return(a)                                                            9.70%
================================================================================
         Ratios to Average Net Assets:(a)
         =======================================================================
         Expenses, including waiver and reimbursement                      0.00%
         -----------------------------------------------------------------------
         Expenses, excluding waiver and reimbursement                      0.75%
         -----------------------------------------------------------------------
         Net investment income                                             5.98%
         -----------------------------------------------------------------------
Supplemental Data:
================================================================================
         Net assets, end of period (000)                                  $4,694
         -----------------------------------------------------------------------
         Portfolio turnover rate                                         411.03%
         =======================================================================

(a) Not annualized.

See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Investment Trust (the "Trust") is an open-end management investment company organized as a Delaware business trust on August 16, 1993. The Trust consists of five separate portfolios. This report covers one of the portfolios - Core Series ("Series"). The Series is diversified as defined under the Investment Company Act of 1940. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Series:

(a) Securities are valued as follows: Portfolio securities listed or admitted to trading privileges on any securities exchange are valued at the last sales price on the exchange on which such securities are traded as of the close of business on the day the securities are being valued, or, lacking any sales, at the latest price on the basis of current quotations from dealers (as in the case of bonds), from valuations furnished by an independent pricing service or, in their absence, fair value as determined under procedures approved by the Board of Trustees. Short-term securities are valued at amortized cost which approximates market value.

(b) It is the policy of the Series to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securities are purchased or sold (trade date). Realized gains and losses from investment transactions are determined on the identified cost basis. Distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued on a daily basis.

2. Management Fee and Other Transactions with Affiliates

The Series has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett provides the Series with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Series' investment portfolio. The management fee is based on average daily net assets for each month at the annual rate of .50 of 1%. Lord Abbett waived its management fee for the year ended November 30, 1998.

All outstanding capital shares are held by directors and officers of the Series and by partners and employees of Lord Abbett.

3. Distributions

Distributions from net investment income and net realized gain from investment transactions are declared annually. At November 30, 1998, the accumulated undistributed net realized gain for financial reporting purposes aggregated $79,846. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gain amounts in accordance with generally accepted accounting principles.

A net investment income dividend of $0.41 a share aggregating $277,388 and a capital gain distribution of $0.12 a share aggregating $81,187 were declared on December 23,1998 and paid on December 24, 1998 to shareholders of record on December 23, 1998.

4. Capital

At November 30, 1998, paid in capital aggregated $4,284,885.

5. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) aggregated $25,889,353 and $20,253,343, respectively.

As of November 30, 1998, net unrealized appreciation for federal income tax purposes aggregated $65,352 of which $68,848 related to appreciated securities and $3,496 related to depreciated securities.

The cost of investments for federal income tax purposes is substantially the same as that used for financial reporting purposes.

Independent Auditors' Report

The Board of Trustees and Shareholders,
Lord Abbett Investment Trust - Core Series:

We have audited the accompanying statement of net assets of Lord Abbett Investment Trust - Core Series as of November 30, 1998, the related statements of operations and of changes in net assets and the financial highlights for the period from December 10, 1997, commencement of operations, to November 30, 1998. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at November 30, 1998 by cor res pondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Lord Abbett Investment Trust - Core Series at November 30, 1998, the results of its operations, the changes in its net assets and its financial highlights for the period from December 10, 1997, commencement of operations, to November 30, 1998 in conformity with generally accepted accounting principles.

Deloitte & Touche LLP
New York, New York
January 8, 1999

Copyright (C) 1999 by Lord Abbett Investment Trust - Core Series (Class Y) 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Investment Trust - Core Series (Class Y), is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Series' investment objective and policies, sales charges and other matters. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved. Printed in the U.S.A.